Inventories net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Inventory
Balance as of beginning of year	$ 0	$ 306,204
Reversal	0	(297,929)
Translation adjustments	0	(8,275)
Balance as of end of year	$ 0	$ 0